UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22404
Investment Company Act file number

SCS Hedged Opportunities Fund, LLC
 (Exact name of registrant as specified in charter)

One Winthrop Square
Boston, Massachusetts  02110
 (Address of principal executive offices) (Zip code)

Peter H. Mattoon
c/o SCS Capital Management, LLC
One Winthrop Square, 4th Floor
Boston, Massachusetts  02110
 (Name and address of agent for service)

(617) 204-6400
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

The Fund invests substantially all of its assets in SCS Hedged Opportunities Master Fund, LLC (CIK 0001489018, Investment Company Act file number 811-22403, the “Master Fund”).  As of June 30, 2016, the value of the Fund’s investment in the Master Fund totals $18,382,180, representing 101.93% of the Fund’s net assets (offset by approximately 1.93% of liabilities in excess of other assets), and representing 56.55% of the Master Fund’s net assets.  The Master Fund has included a schedule of investments as of June 30, 2016 in its filing on Form N-Q made with the Securities and Exchange Commission on August 24, 2016.

Income Taxes
The Fund’s tax year end is December 31.  The Fund is treated as a partnership for Federal income tax purposes.  Each shareholder is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions takes based on the technical merits of such positions.  Management is not aware of any exposure to uncertain tax positions that could require accrual.  As of June 30, 2016, the Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Investments in the Master Fund
The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of June 30, 2016. Valuation of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Fair Value of Financial Instruments
The Fund invests substantially all of its assets in the Master Fund.  Fair value of financial instruments of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s Form N-Q as of June 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  SCS Hedged Opportunities Fund, LLC

By (Signature and Title)  /s/ Peter H. Mattoon
                                            Peter H. Mattoon, Chief Executive Officer

Date   August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Peter H. Mattoon
                                             Peter H. Mattoon, Chief Executive Officer

Date   August 19, 2016

By (Signature and Title)  /s/ Joseph E. McCuine
                                            Joseph E. McCuine, Chief Financial Officer

Date   August 19, 2016